RELATED PARTIES - Aircraft Lease and Charter Services and Hangar Sublease and Personnel Services (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2021
Volato 158, LLC
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	3.125%	3.125%	3.125%	100.00%
Affiliated Entity
Related Party Transaction [Line Items]
Monthly management fee receivable	$ 38	$ 38
Hourly rental rate	$ 1	1
Monthly rent expense		$ 4
DCL H&I, LLC | Volato 158, LLC
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	25.00%	25.00%